Convertible Preferred Stock and Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity (Deficit)
Convertible Preferred Stock and Stockholders' Equity

8. Stockholders’ Equity (Deficit)

Common Stock

On September 29, 2014, the Company closed its initial public offering, in which it issued and sold 6,875,000 shares of common stock at a price of $8.00 per share, for aggregate gross proceeds of $55.0 million and net proceeds of $48.7 million after deducting underwriting fees and other offerings expenses. As of September 30, 2014, the Company had authorized 150,000,000 shares of common stock at $0.0001 par value. The Company has issued 16,992,164 shares of common stock at prices ranging from $0.0001 to $8.00 including 340,056 and 91,586 shares of common stock issued through the exercise of options in the 2001 Stock Plan and 2004 Stock Plan, respectively. There were 16,992,164 and 588,733 shares of common stock outstanding as of September 30, 2014 and December 31, 2013, respectively.

Preferred Stock

In connection with the IPO, the Company filed an Amended and Restated Certificate of Incorporation that established the preferred stock the Company was authorized to issue. As of September 30, 2014, the Company had authorized 15,000,000 shares of preferred stock at $0.0001 par value. There were no shares of preferred stock issued or outstanding as of September 30, 2014.

As of December 31, 2013, the Company had authorized 211,775,287 shares of preferred stock at $0.0001 par value. The shares were further designated as 675,000 shares of Series A-1 preferred stock, 16,575,000 shares of Series A-2 preferred stock, 151,812,780 shares of Series B preferred stock, 16,700,007 shares of Series C preferred stock, and 26,012,500 shares of Series D preferred stock. The Company had the following convertible preferred stock outstanding which immediately converted into common shares upon the closing of the Company’s IPO on September 29, 2014:

	Preferred to Common Conversion Ratio	Preferred Shares Outstanding	Conversion into Common Shares upon Initial Public Offering
Series A	1.00-to-1.00	29,346	29,346
Series A-2	1.00-to-1.51	717,379	1,080,640
Series B	1.00-to-1.00	6,570,106	6,570,106
Series C	1.00-to-1.00	724,632	724,632
Series D	1.00-to-1.00	1,086,956	1,086,956
Total		9,128,419	9,491,680

Treasury Stock

The Company retired 254 treasury shares during the nine months ended September 30, 2014. Treasury stock is recorded using the cost method. Treasury stock retirements are recorded by deducting the par value from common stock and charging the remaining excess of cost over par to accumulated deficit.

Warrants

Series D preferred stock warrants were immediately converted into common stock warrants upon the closing of the Company’s IPO. As of September 30, 2014, the Company had 45,468 warrants outstanding for the purchase of common stock at exercise prices ranging from $20.70 - $27.60. The following table summarizes the warrants outstanding and exercisable as of September 30, 2014:

Warrants to Purchase	Shares	Exercise Price	Expiration Date
Common stock	1,449	$20.70	07/12/2016
Common stock	14,130	$27.60	08/28/2018
Common stock	29,889	$27.60	12/21/2021

Shares Reserved for Future Issuance

At September 30, 2014, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	1,488,174
Restricted stock units outstanding	391,304
Shares available for future grant under employee compensation plans	1,861,623
Shares available through employee stock purchase plan	250,000
Warrants	45,468
4,036,569

8. Convertible Preferred Stock and Stockholders' Equity

Preferred Stock

        As of December 31, 2013, the Company had authorized 211,775,287 shares of preferred stock at $0.0001 par value. The shares are further designated as 675,000 shares of Series A-1 preferred stock, 16,575,000 shares of Series A-2 preferred stock, 151,812,780 shares of Series B preferred stock, 16,700,007 shares of Series C preferred stock, and 26,012,500 shares of Series D preferred stock.

        The holders of shares of Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock are entitled to receive noncumulative dividends on a pari passu basis with each other, prior and in preference to any declaration or payment of any dividend on the Series A-1 preferred stock, or common stock, at the annual rate of $1.38 per share for Series A-2 preferred stock, $0.60 per share for Series B preferred stock, $1.24 per share for Series C preferred stock, and $1.66 per share for Series D preferred stock. The holders of shares of Series A-1 preferred stock are entitled to receive dividends on a pari passu basis with each other, prior and in preference to any declaration or payment of any dividend on common stock at the annual rate of $1.24 per share.

        Dividends are payable when, as, and if declared by the Board. The holders of the outstanding Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock can waive any dividend preference upon the affirmative vote or written consent of the holders of two-thirds of the Series A-2 preferred stock, two-thirds of Series B preferred stock, 70% of Series C preferred stock, and 70% of Series D preferred stock then outstanding. The holders of the outstanding Series A-1 preferred stock can waive any dividend preference upon the affirmative vote or written consent of more than a majority of respective stock then outstanding. As of December 31, 2013, the Board has not declared any dividends.

        In the event of any liquidation, dissolution, or winding up of the Company, the holders of Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock shall be entitled to receive on a pari passu basis with each other $23.00, $9.78, $20.70 and $27.60, respectively, for each outstanding share plus declared but unpaid dividends, prior and in preference to any distribution to the holders of Series A-1 preferred stock or common stock. Upon the completion of the distribution to the holders of Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock, the holders of Series A-1 preferred stock shall be entitled to receive $20.70 for each outstanding share plus declared but unpaid dividends, prior and in preference to any distribution to the holders of common stock. Upon the completion of the distribution to the holders of Series A-1 preferred stock, the holders of common stock shall be entitled to receive all the remaining assets of the Company on a pro rata basis.

        Each share of preferred stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of nonassessable common stock at a defined conversion ratio. At December 31, 2013, the number of shares of common stock into which one share of each series of preferred stock was convertible was as follows: the Series A-1 preferred stock, 1.00; the Series A-2 preferred stock, 1.51; the Series B preferred stock, 1.00; the Series C preferred stock, 1:00; and the Series D Preferred Stock, 1.00. Each share will automatically be converted into shares of common stock immediately upon an initial public offering yielding aggregate proceeds (net of underwriting commissions and offering expenses) to the Company of at least $35,000,000.

        The holders of each series of preferred stock shall have the right to one vote for each share of common stock on an as-converted basis. As long as at least 43,478 shares of Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and/or Series D preferred stock remain outstanding, the holders of Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock, voting as a single class on an as-converted basis, shall be entitled to elect six directors of the Company. Holders of common stock, voting as a separate class, shall be entitled to elect one director of the Company. The holders of common stock, Series A-2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock, voting together as a single class on an as-converted basis, shall be entitled to elect the remaining directors of the Company.

        The preferred stock is subject to redemption under certain "deemed liquidation" events, as defined in the Company's certificate of incorporation, and as such the preferred stock is considered contingently redeemable for financial accounting purposes. The Company has concluded that none of these events are probable during the periods presented.

Series B Preferred Stock

        On August 31, 2012, 35,805 Series B preferred stock warrants were exercised at a price of $9.775 utilizing a cashless exercise feature. The exercise resulted in the issuance of 5,370 shares of Series B preferred stock.

Common Stock

        As of December 31, 2013, the Company had authorized 312,825,000 shares of common stock at $0.0001 par value. The Company has issued 588,988 shares of common stock at prices ranging from $0.0001 to $6.90 including 306,563 and 88,328 shares of common stock issued through the exercise of options in the 2001 and 2004 Stock Plans, respectively. As of December 31, 2013, there were 588,733 shares of common stock outstanding.

Treasury Stock

        In connection with cashless employee stock option exercises for the years ended December 31, 2013 and 2012, employees tendered 896 and 5,247 shares of common stock with a fair value of $4,923 and $39,605, respectively, to the Company as consideration for the exercise price. The Company retired 8,590 and 5,086 treasury shares during the years ended December 31, 2013 and 2012, respectively. Treasury stock is recorded using the cost method. Treasury stock retirements are recorded by deducting the par value from common stock and charging the remaining excess of cost over par to accumulated deficit.

Warrants

        As of December 31, 2013, the Company had 45,468 warrants outstanding for the purchase of preferred stock at exercise prices ranging from $20.70 - $27.60. The following table summarizes the warrants outstanding and exercisable as of December 31, 2013:

Warrants to Purchase	Warrants Outstanding	Exercise Price	Expiration Date
Series C convertible preferred stock	1,449	$20.70	07/12/2016
Series D convertible preferred stock	14,130	$27.60	08/28/2018
Series D convertible preferred stock	29,889	$27.60	12/21/2021

Shares Reserved for Future Issuance

        At December 31, 2013, the Company has reserved the following shares of common stock for issuance:

Common stock options outstanding	1,291,917
Restricted stock units outstanding	391,304
Shares available for future grant	311,912
Series A-1 preferred stock	29,346
Series A-2 preferred stock	1,080,640
Series B preferred stock	6,570,106
Series C preferred stock	724,632
Series D preferred stock	1,086,956
Warrants	45,468

11,532,281